9. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Tables
Property, plant, and equipment
	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.16
Cost	235,709	2,048,014	6,024,954	2,523,084	1,265,502	3,040,451	162,088	15,299,802
Accumulated depreciation	(69,097)	(617,062)	(2,119,167)	(907,145)	(390,341)	-	-	(4,102,812)
Net amount	166,612	1,430,952	3,905,787	1,615,939	875,161	3,040,451	162,088	11,196,990

Additions	-	-	-	-	376,419	3,731,034	29,333	4,136,786
Disposals	(162)	(2)	(7,410)	(1,735)	(1,231)	-	-	(10,540)
Transfers	80,785	464,231	1,076,082	345,147	(148,466)	(1,762,715)	(135,973)	(80,909)
Depreciation for the period	(18,489)	(57,073)	(160,934)	(85,059)	(108,751)	-	-	(430,306)
Net amount 12.31.17	228,746	1,838,108	4,813,525	1,874,292	993,132	5,008,770	55,448	14,812,021

At 12.31.17
Cost	300,914	2,512,243	7,080,373	2,866,259	1,447,112	5,008,770	55,448	19,271,119
Accumulated depreciation	(72,168)	(674,135)	(2,266,848)	(991,967)	(453,980)	-	-	(4,459,098)
Net amount	228,746	1,838,108	4,813,525	1,874,292	993,132	5,008,770	55,448	14,812,021

(1)	As of December 31, 2017, an amount of $ 80.9 million has been transferred to current inventories.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.15
Cost	202,381	1,674,336	4,809,485	2,232,104	1,254,245	2,512,113	188,602	12,873,266
Accumulated depreciation	(56,376)	(576,740)	(2,054,733)	(839,389)	(460,239)	-	-	(3,987,477)
Net amount	146,005	1,097,596	2,754,752	1,392,715	794,006	2,512,113	188,602	8,885,789

Additions	-	-	431	318	134,619	2,551,494	16,387	2,703,249
Disposals	(3,035)	(15,037)	(21,641)	(67)	(686)	-	-	(40,466)
Transfers	37,564	396,416	1,301,966	297,757	32,354	(2,023,156)	(42,901)	-
Depreciation for the period	(13,922)	(48,023)	(129,721)	(74,784)	(85,132)	-	-	(351,582)
Net amount 12.31.16	166,612	1,430,952	3,905,787	1,615,939	875,161	3,040,451	162,088	11,196,990

At 12.31.16
Cost	235,709	2,048,014	6,024,954	2,523,084	1,265,502	3,040,451	162,088	15,299,802
Accumulated depreciation	(69,097)	(617,062)	(2,119,167)	(907,145)	(390,341)	-	-	(4,102,812)
Net amount	166,612	1,430,952	3,905,787	1,615,939	875,161	3,040,451	162,088	11,196,990